Borrowed Funds - Composition of Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term [Abstract]
Total short-term borrowings	$ 10,158	$ 25,138	$ 39,000
Long-term [Abstract]
Total long-term borrowings	$ 65,239	67,987	79,534
FHLB Advances [Member]
Short-term [Abstract]
Total short-term borrowings		25,138	39,000
Long-term [Abstract]
Total long-term borrowings		$ 67,987	$ 79,534